Note 23 - Income Taxes	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
23.
INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended
December
31,
2019
and
2018:

	Year Ended December 31,
	2019	2018
Loss before tax	$(39,024)	$(263,047)
Combined statutory tax rate	27.00%	27.00%
Income tax recovery computed at statutory tax rate	(10,536)	(71,023)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(24,320)	(15,309)
Impact of foreign exchange on deferred income tax assets and liabilities	(10,194)	13,807
Change in unrecognized deferred income tax asset	30,399	39,765
7.5% mining royalty in Mexico	(814)	(8,225)
Other non-deductible expenses	3,256	834
Impact of inflationary adjustments	(2,412)	51
Change in tax provision estimates	23,987	8,258
Impact of post acquisition Primero restructure	—	(20,024)
Other	(7,916)	(7,017)
Income tax expense (recovery)	$1,450	$(58,883)

Statements of (Loss) Earnings Presentation
Current income tax expense	$16,423	$2,148
Deferred income tax recovery	(14,973)	(61,031)
Income tax expense (recovery)	$1,450	$(58,883)
Effective tax rate	(4%)	22%

During the years ended
December 31, 2019
and
2018,
the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2017	$86,552	$10,115	$(29,036)	$815	$68,446
Benefit (expense) to income statement	17,702	6,393	(39,312)	2,741	(12,476)
Acquisition of Primero (Note 4)	14,139	—	—	—	14,139
At December 31, 2018	$118,393	$16,508	$(68,348)	$3,556	$70,109
Benefit (expense) to income statement	8,079	6,379	(32,156)	4,295	(13,403)
Charged to equity	—	—	—	994	994
At December 31, 2019	$126,472	$22,887	$(100,504)	$8,845	$57,700

Deferred tax liabilities	Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Non-current portion of income taxes payable	Other	Total
At December 31, 2017	$95,696	$9,544	$—	$22,884	$128,124
(Benefit) expense to income statement	(63,314)	488	1,752	(14,077)	(75,151)
Acquisition of Primero (Note 4)	33,000	—	—	20,024	53,024
Charged to equity	—	—	—	7,105	7,105
Reclassed to current income taxes payable	—	(3,288)	—	—	(3,288)
At December 31, 2018	$65,382	$6,744	$1,752	$35,936	$109,814
(Benefit) expense to income statement	(32,381)	498	13,220	(2,891)	(21,554)
Reclassed to current income taxes payable	—	(2,813)	—	—	(2,813)
At December 31, 2019	$33,001	$4,429	$14,972	$33,045	$85,447

Statements of Financial Position Presentation
Deferred tax assets					$50,938
Deferred tax liabilities					90,643
At December 31, 2018					$39,705
Deferred tax assets					$51,141
Deferred tax liabilities					78,888
At December 31, 2019					$27,747

At
December 31, 2019,
the Company recognized
$51.1
million (
2018
-
$50.9
million) of net deferred tax assets in entities that have had a loss for tax purposes in either
2019
or
2018,
or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not
been recognized, as at
December 31, 2019
was
$379.3
million (
2018
-
$142.3
million).

As at
December 31, 2019
and
2018,
the Company has available Canadian, Swiss and Mexican non-capital tax losses, which if not
utilized will expire as follows:

Year of expiry	Canadian non-capital losses	Swiss non-capital losses	Mexican non-capital losses	December 31, 2019	December 31, 2018
2019	$—	$—	$—	$—	$1,726
2020	—	—	544	544	274
2021	—	3,166	4,659	7,825	10,402
2022	—	—	4,060	4,060	3,719
2023	—	—	2,213	2,213	1,763
2024	—	—	39,319	39,319	36,214
2025	—	—	51,911	51,911	91,844
2026	—	—	113,630	113,630	105,683
2027	—	—	56,760	56,760	52,654
2028	—	—	99,315	99,315	68,546
2029 and after	22,209	—	89,754	111,963	18,263
Total	$22,209	$3,166	$462,165	$487,540	$391,088
Unrecognized losses	$—	$—	$208,253	$208,253	$147,697